Note Exchange Agreement - Schedule of Exchange for Conversion of Preferred Shares for Promissory Notes (Details)	Jul. 15, 2019 shares	May 21, 2019 shares	May 20, 2019 shares	Apr. 30, 2019 USD ($) Integer shares	Apr. 09, 2019 shares
Preferred Stock Series C [Member]
Debt Instrument [Line Items]
Aggregate No. of Shares Held by Converting Stockholders					7,798
Preferred Stock Series D [Member]
Debt Instrument [Line Items]
Aggregate No. of Shares Held by Converting Stockholders			209
Preferred Stock Series E [Member]
Debt Instrument [Line Items]
Aggregate No. of Shares Held by Converting Stockholders	1,840	22,846
Note Exchange Agreement [Member]
Debt Instrument [Line Items]
Aggregate No. of Shares Held by Converting Stockholders				721,855
Aggregate Principal Amount of Notes into which Shares Converted | $				$ 168,270
Note Exchange Agreement [Member] | Preferred Stock Series B [Member]
Debt Instrument [Line Items]
No. of Converting Holders of Preferred Stock | Integer				1
Aggregate No. of Shares Held by Converting Stockholders				222
Aggregate Principal Amount of Notes into which Shares Converted | $				$ 11
Note Exchange Agreement [Member] | Preferred Stock Series C [Member]
Debt Instrument [Line Items]
No. of Converting Holders of Preferred Stock | Integer				1
Aggregate No. of Shares Held by Converting Stockholders				123,526
Aggregate Principal Amount of Notes into which Shares Converted | $				$ 12,353
Note Exchange Agreement [Member] | Preferred Stock Series D [Member]
Debt Instrument [Line Items]
No. of Converting Holders of Preferred Stock | Integer				3
Aggregate No. of Shares Held by Converting Stockholders				147,577
Aggregate Principal Amount of Notes into which Shares Converted | $				$ 29,516
Note Exchange Agreement [Member] | Preferred Stock Series E [Member]
Debt Instrument [Line Items]
No. of Converting Holders of Preferred Stock | Integer
Aggregate No. of Shares Held by Converting Stockholders
Aggregate Principal Amount of Notes into which Shares Converted | $
Note Exchange Agreement [Member] | Preferred Stock Series F [Member]
Debt Instrument [Line Items]
No. of Converting Holders of Preferred Stock | Integer				1
Aggregate No. of Shares Held by Converting Stockholders				23,333
Aggregate Principal Amount of Notes into which Shares Converted | $				$ 233
Note Exchange Agreement [Member] | Preferred Stock Series G [Member]
Debt Instrument [Line Items]
No. of Converting Holders of Preferred Stock | Integer				2
Aggregate No. of Shares Held by Converting Stockholders				346,840
Aggregate Principal Amount of Notes into which Shares Converted | $				$ 3,468
Note Exchange Agreement [Member] | Preferred Stock Series H [Member]
Debt Instrument [Line Items]
No. of Converting Holders of Preferred Stock | Integer				3
Aggregate No. of Shares Held by Converting Stockholders				916
Aggregate Principal Amount of Notes into which Shares Converted | $				$ 916
Note Exchange Agreement [Member] | Preferred Stock Series I [Member]
Debt Instrument [Line Items]
No. of Converting Holders of Preferred Stock | Integer				3
Aggregate No. of Shares Held by Converting Stockholders				3,241
Aggregate Principal Amount of Notes into which Shares Converted | $				$ 3,241
Note Exchange Agreement [Member] | Preferred Stock Series J [Member]
Debt Instrument [Line Items]
No. of Converting Holders of Preferred Stock | Integer				5
Aggregate No. of Shares Held by Converting Stockholders				4,296
Aggregate Principal Amount of Notes into which Shares Converted | $				$ 42,961
Note Exchange Agreement [Member] | Preferred Stock Series K [Member]
Debt Instrument [Line Items]
No. of Converting Holders of Preferred Stock | Integer				7
Aggregate No. of Shares Held by Converting Stockholders				70,571
Aggregate Principal Amount of Notes into which Shares Converted | $				$ 70,571
Note Exchange Agreement [Member] | Preferred Stock Series L [Member]
Debt Instrument [Line Items]
No. of Converting Holders of Preferred Stock | Integer				3
Aggregate No. of Shares Held by Converting Stockholders				1,333
Aggregate Principal Amount of Notes into which Shares Converted | $				$ 5,000